Filed pursuant to Rule 497(a)

Registration No. 333-188175

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Ares Capital Corporation (“Ares Capital”), a publicly traded and leading specialty finance company focused on direct lending to U.S. middle market companies, has mandated BofA Merrill Lynch, Barclays and J.P. Morgan as active book-runners on a senior unsecured note offering.  Subject to market conditions, the transaction is expected to be in the market the week of November 11, 2013.  Members of management listed below will be available for physical or telephonic investor meetings on November 12th and 13th from 8:00am until 7:00pm EST:

Available Management

Michael Arougheti, CEO

Kipp deVeer, President

Penni Roll, CFO

Carl Drake, SVP of Finance of Ares Capital Management LLC

Mitch Goldstein, EVP

Michael Smith, EVP

Scott Lem, VP and Treasurer

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Ares Capital before investing. When available, a preliminary prospectus supplement, together with an accompanying prospectus, will be filed with the Securities and Exchange Commission, which will contain this and other information about Ares Capital and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, when available, and in this announcement is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Ares Capital and are not soliciting an offer to buy such securities in any state where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission.  The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus.  When available, copies may be obtained from BofA Merrill Lynch, 222 Broadway, New York, NY 10038, Attn: Prospectus Department, or e-mail dg.prospectus_requests@baml.com; J.P. Morgan Securities LLC, c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, NY 11717, Attn: Prospectus Department, 866-803-9204; or Barclays Capital Inc., c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, NY 11717,  Attn: Prospectus Department, 888-603-5847), or e-mail Barclaysprospectus@broadridge.com.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.